Cover	Jan. 12, 2025
Cover [Abstract]
Entity Registrant Name	SMC Entertainment, Inc.
Entity Central Index Key	0001497230
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 12, 2025
Entity Ex Transition Period	false
Entity File Number	000-56558
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	9170 Glades Road
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33434
City Area Code	360
Local Phone Number	820-5973
Security 12b Title	Common
Trading Symbol	SMCE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false